Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents.
Cash on hand	¥ 12	¥ 12
Cash at other financial institutions	198,374	103
Cash at banks	2,856,808	1,077,760
Cash and cash equivalents, end of the year	¥ 3,055,194	¥ 1,077,875	¥ 565,027	¥ 847,767